RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31:

	2025	2024
Net assets available for benefits per financial statements	$333,633,688	$318,801,950
Less certain deemed distributions of participant loans	(7,217)	—
Net assets available for benefits per Form 5500	$333,626,471	$318,801,950

The following is a reconciliation of the net asset appreciation per the financial statements to the Form 5500 for the year ended December 31, 2025:

Increase in net assets per the financial statements	$14,831,738
Less certain deemed distributions of participant loans and related interest	(7,217)
Total Increase in net assets per Form 5500	$14,824,521